UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period                                 to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☑ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of Depositor: N/A

Central Index Key Number of Sponsor: 0001601642

(Exact name of issuing entity as specified in its charter): LHOME Mortgage Trust 2024-RTL4

Central Index Key Number of issuing entity (if applicable): Not applicable

Samuel Harrity (617)-699-5246

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99 to this Form ABS-15G are the disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2). Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: July 18, 2024	Kiavi Depositor, LLC
(Depositor)

By: Kiavi Funding, Inc., its sole equity member

	By:	/s/ Samuel Harrity
		Name:	Samuel Harrity
		Title:	SVP, Capital Markets

EXHIBIT INDEX

Exhibit number	Description

Exhibit 99.1	Executive Summary – Selene Diligence LLC

Exhibit 99.2	Rating Agency Grades Summary Report (494 loans)

Exhibit 99.3	Standard Findings Report (494 loans)

Exhibit 99.4	Valuation Report (494 loans)

Exhibit 99.5	Supplemental Data (494 loans)

Exhibit 99.6	Data Compare Report (494 loans)

Exhibit 99.7	Rating Agency Grades Summary Report (166 loans)

Exhibit 99.8	Standard Findings Report (166 loans)

Exhibit 99.9	Valuation Report (166 loans)

Exhibit 99.10	Supplemental Data (166 loans)

Exhibit 99.11	Data Compare Report (166 loans)